Financial Instruments - Summary of Trade Receivables Ageing Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Less: Allowance for credit loss	$ 114	$ 117	$ 113	$ 103
Trade receivables	3,620	3,094
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Less: Allowance for credit loss	86	83
Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,706	3,177
Not Due | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	2,707	2,241
Less Than 6 Months | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	889	914
6 Months to 1 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	42	7
1-2 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	53	1
2 - 3 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	1	9
More Than 3 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 14	$ 5